Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)

October 31, 2022

The Equity Specialists

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (96.37%)
COMMUNICATION SERVICES – (5.65%)
Media & Entertainment – (5.65%)
Alphabet Inc., Class C *	5,250	$496,965
IAC Inc. *	7,640	371,915
iQIYI, Inc., Class A, ADR (China)*	45,460	91,829
Liberty Media Corp., Liberty Formula One, Series A *	9,590	498,872
Liberty Media Corp., Liberty Formula One, Series C *	11,210	647,153
Meta Platforms, Inc., Class A *	3,955	368,448
Vimeo, Inc. *	7,257	27,577
	Total Communication Services	2,502,759
CONSUMER DISCRETIONARY – (13.91%)
Consumer Durables & Apparel – (1.94%)
Fila Holdings Corp. (South Korea)	18,780	431,118
Skechers U.S.A., Inc., Class A *	12,400	426,932
		858,050
Retailing – (11.97%)
Alibaba Group Holding Ltd., ADR (China)*	4,860	308,999
Amazon.com, Inc. *	27,620	2,829,393
Delivery Hero SE (Germany)*	15,045	495,855
JD.com, Inc., Class A, ADR (China)	13,283	495,323
Meituan, Class B (China)*	19,500	310,026
Naspers Ltd. - N (South Africa)	1,334	137,992
Prosus N.V., Class N (Netherlands)	9,867	429,437
RH *	1,150	292,019
		5,299,044
	Total Consumer Discretionary	6,157,094
CONSUMER STAPLES – (0.86%)
Food, Beverage & Tobacco – (0.86%)
Darling Ingredients Inc. *	4,840	379,843
	Total Consumer Staples	379,843
FINANCIALS – (36.43%)
Banks – (12.82%)
Banks – (11.76%)
Danske Bank A/S (Denmark)	51,660	833,768
DBS Group Holdings Ltd. (Singapore)	56,166	1,356,935
DNB Bank ASA (Norway)	19,370	342,827
U.S. Bancorp	23,335	990,571
Wells Fargo & Co.	36,585	1,682,544
		5,206,645
Thrifts & Mortgage Finance – (1.06%)
Rocket Companies, Inc., Class A	68,020	469,338
		5,675,983
Diversified Financials – (17.57%)
Capital Markets – (5.85%)
Bank of New York Mellon Corp.	31,500	1,326,465
Julius Baer Group Ltd. (Switzerland)	26,400	1,264,700
		2,591,165
Consumer Finance – (2.79%)
Capital One Financial Corp.	11,645	1,234,603

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financial Services – (8.93%)
Berkshire Hathaway Inc., Class A *	4	$1,780,200
Berkshire Hathaway Inc., Class B *	7,365	2,173,338
		3,953,538
		7,779,306
Insurance – (6.04%)
Life & Health Insurance – (2.56%)
AIA Group Ltd. (Hong Kong)	86,750	657,009
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	119,000	476,021
		1,133,030
Property & Casualty Insurance – (3.48%)
Loews Corp.	11,345	646,892
Markel Corp. *	740	892,514
		1,539,406
		2,672,436
	Total Financials	16,127,725
HEALTH CARE – (6.51%)
Health Care Equipment & Services – (5.48%)
Cigna Corp.	2,628	849,002
CVS Health Corp.	1,761	166,767
Humana Inc.	500	279,040
Quest Diagnostics Inc.	3,990	573,163
UnitedHealth Group Inc.	1,010	560,701
		2,428,673
Pharmaceuticals, Biotechnology & Life Sciences – (1.03%)
Viatris Inc.	44,980	455,648
	Total Health Care	2,884,321
INDUSTRIALS – (8.94%)
Capital Goods – (8.94%)
Carrier Global Corp.	6,420	255,259
Eaton Corp. plc	7,953	1,193,507
Ferguson plc (United Kingdom)	4,520	492,954
Johnson Controls International plc	4,928	285,036
Owens Corning	4,390	375,828
Raytheon Technologies Corp.	1,787	169,443
Schneider Electric SE (France)	9,365	1,187,041
	Total Industrials	3,959,068
INFORMATION TECHNOLOGY – (22.31%)
Semiconductors & Semiconductor Equipment – (10.26%)
Applied Materials, Inc.	14,895	1,315,080
Intel Corp.	46,551	1,323,445
Lam Research Corp.	1,228	497,070
Texas Instruments Inc.	8,750	1,405,512
		4,541,107
Software & Services – (11.02%)
Microsoft Corp.	8,673	2,013,263
Oracle Corp.	14,350	1,120,305
SAP SE, ADR (Germany)	18,190	1,747,331
		4,880,899

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (1.03%)
	Samsung Electronics Co., Ltd. (South Korea)	10,930	$455,784
		Total Information Technology	9,877,790
MATERIALS – (1.76%)
	Holcim Ltd. (Switzerland)	10,516	474,934
	Teck Resources Ltd., Class B (Canada)	9,940	302,574
		Total Materials	777,508
	TOTAL COMMON STOCK – (Identified cost $30,996,221)		42,666,108
SHORT-TERM INVESTMENTS – (3.62%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.05%, 11/01/22, dated 10/31/22, repurchase value of $875,074 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.70%-9.50%, 03/15/23-09/20/70, total market value $892,500)	$875,000	875,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.04%, 11/01/22, dated 10/31/22, repurchase value of $728,061 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-5.00%, 07/01/32-10/01/52, total market value $742,560)	728,000	728,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,603,000)		1,603,000
	Total Investments – (99.99%) – (Identified cost $32,599,221)		44,269,108
	Other Assets Less Liabilities – (0.01%)		5,518
		Net Assets – (100.00%)	$44,274,626

ADR: American Depositary Receipt

*	Non-income producing security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2022 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Adviser’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2022 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$2,502,759	$–	$–	$2,502,759
Consumer Discretionary	6,157,094	–	–	6,157,094
Consumer Staples	379,843	–	–	379,843
Financials	16,127,725	–	–	16,127,725
Health Care	2,884,321	–	–	2,884,321
Industrials	3,959,068	–	–	3,959,068
Information Technology	9,877,790	–	–	9,877,790
Materials	777,508	–	–	777,508
Short-Term Investments	–	1,603,000	–	1,603,000
Total Investments	$42,666,108	$1,603,000	$–	$44,269,108

Federal Income Taxes

At October 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$32,807,229
Unrealized appreciation	15,704,132
Unrealized depreciation	(4,242,253)
Net unrealized appreciation	$11,461,879

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.